Offsets	Dec. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Vale S.A.
Form or Filing Type	S-8
File Number	333-276867
Initial Filing Date	Feb. 05, 2024
Fee Offset Claimed	$ 13,266.04
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $13.7000 per share
Unsold Securities Associated with Fee Offset Claimed	6,560,463
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 89,878,343.10
Termination / Withdrawal Statement	(1) The Registrant previously registered 6,605,593 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-276867) filed on February 5, 2024 (the "Prior Registration Statement"). The Registrant has withdrawn the Prior Registration Statement and any offering that included the unsold securities registered thereunder has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Vale S.A.
Form or Filing Type	S-8
File Number	333-276867
Filing Date	Feb. 05, 2024
Fee Paid with Fee Offset Source	$ 13,266.04
Offset Note	(2) The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statement was $13,357.30. Pursuant to Rule 457(p) under the Securities Act, $13,266.04 of the previously paid fee remains available for fee offsets by the Registrant as of the date of this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $13,266.04 from the fees previously paid in connection with the Prior Registration Statement. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.